Income Tax - Schedule of Tax Losses (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Applicable tax rate	27.50%	27.50%	27.50%
Australia [Member]
Statement Line Items [Line Items]
Applicable tax rate	27.50%	27.50%	27.50%
U.S
Statement Line Items [Line Items]
Applicable tax rate	21.00%	21.00%	21.00%